Acquisitions/Divestitures (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended		3 Months Ended
	Jun. 30, 2011 item	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 17, 2012 Retail Stores Solutions business	Dec. 31, 2012 Retail Stores Solutions business item	Dec. 31, 2012 Retail Stores Solutions business Total Estimated	Mar. 31, 2010 Dassault Systems
Acquisitions/Divestitures
Number of divestitures	2
Divestitures:
Phases of sale completed						3
Proceeds from sale of business		$ 599	$ 14	$ 55		$ 546		$ 459
Note receivable on sale of business						251
Pre-tax gain on sale of business						446	500	591
Transaction price for sale of business					850
Approximate amount of transaction price received in cash					$ 800